Property, Plant and Equipment - Disclosure of Gold Resource Value Assumptions (Details) - South Africa - Underground resources	Jun. 30, 2024 $ / oz
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured	16.50
Indicated	9.00
Inferred	3.60